SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIFE OF PROPERTY AND EQUIPMENT, NET

Depreciation is calculated on the straight-line basis over its estimated useful life as follows:

Leasehold improvements	Over the shorter of the lease terms and 5 years
Right-of-use assets	Over the lease terms
Furniture and equipment	5 years
Motor vehicles	5 years
Machinery	5 – 10 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF IDENTIFIABLE INTANGIBLE ASSETS

Identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Brand names	8 – 10 years
Backlog contracts	20 years
Trademarks	15 years
Patents	15 years
Customer relationships	10 years
Software	3 – 5 years